Organization and Nature of Operations	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization and Nature of Operations

Note 1 Organization and Nature of Operations

We are a global leader in food safety and security, facility hygiene and product protection. We serve an array of end markets including food and beverage processing, food service, retail, healthcare and industrial, and commercial and consumer applications. Our focus is on achieving quality sales growth through leveraging our geographic footprint, technological know-how and leading market positions to bring measurable, sustainable value to our customers, employees and investors.

We conduct substantially all of our business through three wholly-owned subsidiaries, Cryovac, Inc., Sealed Air Corporation (US) and Diversey, Inc. Throughout this report, when we refer to “Sealed Air,” the “Company,” “we,” “our,” or “us,” we are referring to Sealed Air Corporation and all of our subsidiaries, except where the context indicates otherwise.

Effective as of January 1, 2014, we changed our segment reporting structure. See Note 5, “Segments” for further information.